Shareholders equity - Share capital (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 04, 2024	Aug. 30, 2024	Apr. 25, 2024
Disclosure of classes of share capital [line items]
Share capital	R$ 19,235,546,000	R$ 9,235,546,000
%	100.00%	100.00%
Common Stock Price	R$ 61.78	R$ 55.63
Interest on own capital distributed			R$ 2,500,000
Capital increase reserve (Note 1.2.4)					R$ 10,000,000,000
Treasury (Note 24.2)
Disclosure of classes of share capital [line items]
Quantity				1,264,117,615
%	1.97%	2.63%
Treasury (Note 24.2) | Quantity
Disclosure of classes of share capital [line items]
Quantity	24,875,787	34,765,600
Share Capital
Disclosure of classes of share capital [line items]
Share capital	R$ 19,269,281,000			R$ 19,269,281
Share issue related cost	R$ 33,735,000
Share Capital | Quantity
Disclosure of classes of share capital [line items]
Quantity	1,264,117,615	1,324,117,615
Suzano Holding S.A.
Disclosure of classes of share capital [line items]
%	29.08%	27.76%
Suzano Holding S.A. | Quantity
Disclosure of classes of share capital [line items]
Quantity	367,612,329	367,612,329
Controller
Disclosure of classes of share capital [line items]
%	15.51%	14.81%
Controller | Quantity
Disclosure of classes of share capital [line items]
Quantity	196,065,636	196,065,636
Managements and related persons
Disclosure of classes of share capital [line items]
%	2.59%	2.42%
Managements and related persons | Quantity
Disclosure of classes of share capital [line items]
Quantity	32,784,440	32,105,783
Alden Fundo de Investimento em Ações
Disclosure of classes of share capital [line items]
%	2.07%	1.98%
Alden Fundo de Investimento em Ações | Quantity
Disclosure of classes of share capital [line items]
Quantity	26,154,744	26,154,744
Controlling Shareholders
Disclosure of classes of share capital [line items]
%	49.25%	46.97%
Controlling Shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	622,617,149	621,938,492
Other shareholders
Disclosure of classes of share capital [line items]
%	48.78%	50.40%
Other shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	616,624,679	667,413,523